Organization and Business Operations - Additional Information (Details)				6 Months Ended		12 Months Ended
	Jan. 28, 2021 USD ($) $ / shares shares	Oct. 09, 2020 USD ($)	Oct. 06, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) Year $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Director $ / shares shares
Schedule Of Organization And Business Operations Plan [Line Items]
Entity incorporation date				Jul. 11, 2019
Gross proceeds from stock issued					$ 25,000
Public offering closing date			Oct. 09, 2020
Number of independent directors				4		4
Proceeds from issuance of public offering		$ 450,000,000				$ 450,000,000
Payments for net of underwriting discount				$ 9,000,000		$ 9,000,000
Percentage obligation to redeem public shares				100.00%		100.00%
Remaining proceeds held outside trust account				$ 2,000,000		$ 2,000,000
Repayments on loans				$ 300,000		$ 300,000
Trust account amount, price per public share | $ / shares				$ 10.00		$ 10.00
Business combination condition, description				The Company has 24 months from the Close Date to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.		The Company has 24 months from the closing date of the Proposed Offering to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease alloperations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Waiver Agreement
Schedule Of Organization And Business Operations Plan [Line Items]
Earn-out consideration subject to forfeiture if achievement of stock price thresholds are not met within closing date	5 years
Shares agreed to forfeit | shares	2,000,000
Warrants agreed to forfeit | shares	2,444,444
Maximum
Schedule Of Organization And Business Operations Plan [Line Items]
Net interest to pay dissolution expenses				$ 100,000		$ 100,000
Minimum [Member]
Schedule Of Organization And Business Operations Plan [Line Items]
Percentage of trust account balance equal to target businesses fair market value				80.00%		80.00%
Intangible assets net of deferred underwriting commission				$ 5,000,001		$ 5,000,001
Class B Common Stock
Schedule Of Organization And Business Operations Plan [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001
Class A Ordinary Shares
Schedule Of Organization And Business Operations Plan [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued | shares				0	0	0
Class A Ordinary Shares | Subscription Agreement
Schedule Of Organization And Business Operations Plan [Line Items]
Newly issued shares | shares	15,000,000
Gross proceeds from stock issued	$ 150,000,000
Class A Ordinary Shares | Waiver Agreement
Schedule Of Organization And Business Operations Plan [Line Items]
Number of shares thresholds under forward purchase agreement | shares	15,000,000
Shares agreed to forfeit if threshold not achieved | shares	4,000,000
Class A Ordinary Shares | Maximum
Schedule Of Organization And Business Operations Plan [Line Items]
Aggregate warrants | shares				36,333,333		36,333,333
Class F Ordinary Shares
Schedule Of Organization And Business Operations Plan [Line Items]
Ordinary shares, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued | shares				11,250,000	20,000,000	11,250,000
Common stock issued, value				$ 25,000		$ 25,000
Nerdy
Schedule Of Organization And Business Operations Plan [Line Items]
Business combination, aggregate consideration	$ 1,250,000,000
Business combination, cash payments in excess of amount available	$ 250,000,000
Business combination, equity consideration, per share | $ / shares	$ 10.00
Business combination, cash	$ 265,000,000
Additional equity issued | shares	4,000,000
Earn-out consideration subject to forfeiture if achievement of stock price thresholds are not met within closing date	5 years
Nerdy | Maximum
Schedule Of Organization And Business Operations Plan [Line Items]
Business combination, cash payments in excess of amount available	$ 388,200,000
Nerdy | Warrant
Schedule Of Organization And Business Operations Plan [Line Items]
Class of warrants price | $ / shares	$ 11.50
Ownership percentage	90.00%
Nerdy | Member Units
Schedule Of Organization And Business Operations Plan [Line Items]
Ownership percentage	60.00%
TPG Pace Tech Opportunities Sponsor, Series LLC | Warrant
Schedule Of Organization And Business Operations Plan [Line Items]
Class of warrants price | $ / shares	$ 11.50
IPO
Schedule Of Organization And Business Operations Plan [Line Items]
Class of warrants price | $ / shares				$ 11.50		$ 11.50
Newly issued shares | shares				45,000,000		45,000,000
Proceeds from issuance of public offering			$ 450,000,000
Payments for net of underwriting discount		9,000,000
Operational funds deposited in trust account		$ 2,000,000		$ 2,000,000
IPO | Class A Ordinary Shares
Schedule Of Organization And Business Operations Plan [Line Items]
Ordinary shares, par value | $ / shares				$ 0.0001		$ 0.0001
Newly issued shares | shares				45,000,000		45,000,000
Private Placement
Schedule Of Organization And Business Operations Plan [Line Items]
Proceeds from issuance of warrants			$ 11,000,000
Private Placement | TPG Pace Tech Opportunities Sponsor, Series LLC
Schedule Of Organization And Business Operations Plan [Line Items]
Class of warrants price | $ / shares			$ 1.50
Aggregate warrants | shares			7,333,333
Proceeds from issuance of warrants			$ 11,000,000